PROSPECTUS SUPPLEMENT

ALL AMERICAN CENTURY FUNDS

Supplement dated April 16, 2007

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of shareholders of each American Century fund will be held on
June 27, 2007. Shareholders as of the close of business on April 13, 2007 are entitled to vote at the meetings.

For more information about the proposals under consideration for particular funds, please contact American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statements, or you may view the proxy statements at americancentury.com.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-54711 0704

PROSPECTUS SUPPLEMENT

VP BALANCED  FUND * VP CAPITAL  APPRECIATION  FUND * VP GLOBAL  GROWTH FUND * VP
GROWTH FUND * VP INCOME  &  GROWTH FUND * VP  INTERNATIONAL  FUND * VP LARGE
COMPANY  VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA FUND * VP VALUE FUND * VP
VISTA FUND * VP INFLATION  PROTECTION  FUND *  DISCIPLINED  GROWTH FUND * EQUITY
GROWTH  FUND * NT EQUITY  GROWTH FUND * GLOBAL  GOLD FUND *  INTERNATIONAL  CORE
EQUITY FUND * INCOME &  GROWTH FUND * LONG-SHORT EQUITY FUND * SMALL COMPANY
FUND * NT SMALL COMPANY FUND * UTILITIES FUND * INTERNATIONAL BOND FUND

Supplement dated May 1, 2007 * Prospectuses dated May 1, 2007

SPECIAL MEETINGS OF SHAREHOLDERS

Special meetings of shareholders of each American Century fund will be held on
June 27, 2007. Shareholders as of the close of business on April 13, 2007 are entitled to vote at the meetings.

For more information about the proposals under consideration for particular funds, please contact American Century's proxy solicitor at 1-877-256-6083 to request a free copy of the applicable proxy statements, or you may view the proxy statements at americancentury.com.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-54723 0704